Balance Sheet Details - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Balance Sheet Details [Line Items]
Realized gains (losses) recognized in interest and other income		$ 0	$ 0	$ 0
Depreciation and amortization expense on equipment and improvements		1,300,000	$ 1,900,000	$ 2,900,000
Intangible assets amortization expense	$ 100,000	100,000
Impairment of goodwill		0
Birdstep Technology AB [Member]
Balance Sheet Details [Line Items]
Impairment loss of intangible assets	$ 400,000	$ 400,000